Cover	Sep. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 20, 2024
Entity Registrant Name	Blackstone Secured Lending Fund
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
City Area Code	212
Local Phone Number	503-2100
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01299
Entity Tax Identification Number	82-7020632
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001736035
Amendment Flag	false